Contingent Acquisition Consideration (Details) - Schedule of maturities of contingent acquisition - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of maturities of contingent acquisition [Abstract]
2022 (April to December)	$ 317,756	$ 403,466
2023	218,227	391,486
2024	211,385	390,738
Total	$ 747,368	$ 1,185,690